Shareholder Fees - ETF - Vanguard International High Dividend Yield Index Fund - ETF Shares	Feb. 26, 2021 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none